NOTES PAYABLE (Narrative) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Line of Credit Facility [Line Items]
Due to related party		$ 415	$ 415
Loan from Chief Operating Officer		0
Due and payable to Rosellini Scientific, LLC		0
Repayment of shareholder loans, principal		10,000
Repayment of shareholder loans, accrued interest		1,200
Notes payable stockholders - long term	$ 10,000	$ 10,000
Related party interest rate	12.00%	12.00%
Maturity date of stockholder note	Mar. 31, 2018
Accrued interest payable - stockholder	$ 2,489	$ 2,193
Revolving credit facility, outstanding balance	$ 17,894	14,813
BB&T Financial [Member]
Line of Credit Facility [Line Items]
Revolving credit facility, outstanding balance		14,233
Revolving credit facility, credit limit		$ 60,000
Revolving credit facility, current APR		25.40%
Comerica Bank [Member]
Line of Credit Facility [Line Items]
Revolving credit facility, outstanding balance		$ 3,661
Revolving credit facility, credit limit		$ 11,000
Revolving credit facility, current APR		0.00%